SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2026	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Significant Accounting Policies [Line Items]
Proceed from shares issued			$ 0	$ 1,338
SEPA (“Standby Equity Purchase Agreement”) [Member]
Significant Accounting Policies [Line Items]
Proceed from shares issued	$ 15,000	$ 10,000